Other Expenses Other Expenses (ALICO Restructuring Charges - Narrative) (Details) (American Life Insurance Company (''American Life'') and Delaware American Life Insurance (''DelAm'') [Member], USD $)
In Millions, unless otherwise specified
12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2014
Restructuring Cost and Reserve [Line Items]
Business acquisition integration related expenses	$ 138	$ 305
Maximum
Restructuring Cost and Reserve [Line Items]
Business acquisition integration related expenses			$ 1